Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.90%
Canada–1.23%
Dollarama, Inc.	320,483	$16,536,585
China–2.03%
Baidu, Inc., A Shares(a)	439,000	8,714,170
JD.com, Inc., A Shares(a)	238,300	8,886,228
NXP Semiconductors N.V.	47,192	9,695,124
		27,295,522
Denmark–3.25%
Carlsberg A/S, Class B	149,829	24,223,726
Novo Nordisk A/S, Class B	194,289	19,449,980
		43,673,706
France–11.43%
Air Liquide S.A.	202,614	34,747,726
Airbus SE(a)	233,480	29,805,872
Edenred	118,199	5,065,813
Kering S.A.	15,645	11,681,082
Safran S.A.	93,871	11,388,625
Societe Generale S.A.	1,240,292	46,014,592
Veolia Environnement S.A.	414,018	14,981,078
		153,684,788
Germany–9.33%
adidas AG	90,722	24,708,053
Infineon Technologies AG	90,566	3,699,536
SAP SE	237,078	29,352,717
Siemens AG	244,840	38,496,566
Siemens Healthineers AG(b)	167,559	10,681,985
Volkswagen AG, Preference Shares	89,747	18,495,694
		125,434,551
Ireland–0.96%
Flutter Entertainment PLC(a)	85,399	12,969,191
Japan–24.67%
Asahi Group Holdings Ltd.	591,200	24,162,840
Bandai Namco Holdings, Inc.	121,000	8,508,123
Hitachi Ltd.	368,200	19,192,347
Inpex Corp.	3,575,900	35,903,576
Konami Holdings Corp.	194,300	10,476,755
Marubeni Corp.	2,744,600	28,424,331
Mitsubishi Electric Corp.	1,592,700	19,978,389
ORIX Corp.	1,351,400	27,892,837
Pan Pacific International Holdings Corp.	457,900	6,177,857
Recruit Holdings Co. Ltd.	351,800	17,347,052
Renesas Electronics Corp.(a)	1,892,000	21,779,234
SCREEN Holdings Co. Ltd.	169,600	17,016,819
Sekisui House Ltd.	1,390,800	28,196,601
Seven & i Holdings Co. Ltd.	113,200	5,531,856
Sony Group Corp.	386,200	43,145,589
TDK Corp.	220,300	7,945,230
Z Holdings Corp.	1,984,600	10,140,068
		331,819,504
Shares		Value
Mexico–0.43%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	76,615	$5,762,980
Netherlands–7.03%
Akzo Nobel N.V.	110,883	11,483,261
ING Groep N.V.	2,652,559	39,158,549
Shell PLC, ADR	697,965	35,875,401
Universal Music Group N.V.	322,547	8,011,811
		94,529,022
New Zealand–1.03%
Spark New Zealand Ltd.	4,843,510	13,815,593
Singapore–1.75%
Oversea-Chinese Banking Corp. Ltd.	388,500	3,597,932
STMicroelectronics N.V., New York Shares	425,448	19,970,529
		23,568,461
South Africa–3.19%
Anglo American PLC	978,996	42,931,106
South Korea–4.64%
Kangwon Land, Inc.(a)	415,151	8,740,400
Korea Zinc Co. Ltd.	20,052	8,544,147
LG Chem Ltd.	27,382	14,699,667
Samsung Electro-Mechanics Co. Ltd.	111,554	16,993,488
Samsung Electronics Co. Ltd.	215,973	13,377,483
		62,355,185
Spain–1.66%
Amadeus IT Group S.A.(a)	251,068	17,225,441
Industria de Diseno Textil S.A.	166,967	5,044,837
		22,270,278
Sweden–1.31%
SKF AB, Class B	478,067	10,508,276
Swedish Match AB	929,854	7,163,374
		17,671,650
Switzerland–5.93%
Alcon, Inc.	149,730	11,496,269
Cie Financiere Richemont S.A.	201,673	29,246,536
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	138,702	142,197
SGS S.A.	5,717	16,303,230
UBS Group AG	1,214,833	22,524,109
		79,712,341
Taiwan–2.13%
Hon Hai Precision Industry Co. Ltd.	782,000	2,909,252
MediaTek, Inc.	453,000	17,662,762
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	65,947	8,087,081
		28,659,095
United Kingdom–7.21%
Coca-Cola Europacific Partners PLC	306,301	17,505,102
Diageo PLC	650,073	32,768,152

See accompanying notes which are an integral part of this schedule.
Invesco International Equity Fund

Shares		Value
United Kingdom–(continued)
Entain PLC(a)	537,488	$11,612,917
London Stock Exchange Group PLC	60,233	5,883,500
Prudential PLC	803,220	13,509,171
Rentokil Initial PLC	2,254,702	15,765,854
		97,044,696
United States–5.69%
James Hardie Industries PLC, CDI	221,701	7,444,209
Medtronic PLC	192,055	19,875,772
Oracle Corp.	165,500	12,324,081
QUALCOMM, Inc.	209,776	36,870,230
		76,514,292
Total Common Stocks & Other Equity Interests (Cost $1,045,698,462)		1,276,248,546
Shares		Value
Money Market Funds–4.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	19,432,834	$19,432,834
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	13,362,165	13,363,501
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	22,208,954	22,208,954
Total Money Market Funds (Cost $55,006,262)		55,005,289
TOTAL INVESTMENTS IN SECURITIES—98.99% (Cost $1,100,704,724)		1,331,253,835
OTHER ASSETS LESS LIABILITIES–1.01%		13,630,069
NET ASSETS–100.00%		$1,344,883,904
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,601,716	$73,007,531	$(66,176,413)	$-	$-	$19,432,834	$669
Invesco Liquid Assets Portfolio, Institutional Class	8,486,409	52,148,236	(47,268,866)	(624)	(1,654)	13,363,501	197
Invesco Treasury Portfolio, Institutional Class	14,401,962	83,437,178	(75,630,186)	-	-	22,208,954	307
Total	$35,490,087	$208,592,945	$(189,075,465)	$(624)	$(1,654)	$55,005,289	$1,173

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/18/2022	Bank of America, N.A.	JPY	13,800,000,000	USD	120,539,767	$515,710
Currency Risk
04/06/2022	Barclays Bank PLC	JPY	8,316,000,000	USD	71,637,779	(675,071)
Total Forward Foreign Currency Contracts						$(159,361)

Abbreviations:
JPY	– Japanese Yen
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$16,536,585	$—	$—	$16,536,585
China	9,695,124	17,600,398	—	27,295,522
Denmark	—	43,673,706	—	43,673,706
France	—	153,684,788	—	153,684,788
Germany	—	125,434,551	—	125,434,551
Ireland	—	12,969,191	—	12,969,191
Japan	—	331,819,504	—	331,819,504
Mexico	5,762,980	—	—	5,762,980
Netherlands	35,875,401	58,653,621	—	94,529,022
New Zealand	—	13,815,593	—	13,815,593
Singapore	19,970,529	3,597,932	—	23,568,461
South Africa	—	42,931,106	—	42,931,106
South Korea	—	62,355,185	—	62,355,185
Spain	—	22,270,278	—	22,270,278
Sweden	—	17,671,650	—	17,671,650
Switzerland	11,638,466	68,073,875	—	79,712,341
Taiwan	8,087,081	20,572,014	—	28,659,095
United Kingdom	17,505,102	79,539,594	—	97,044,696
United States	56,746,002	19,768,290	—	76,514,292
Money Market Funds	55,005,289	—	—	55,005,289
Total Investments in Securities	236,822,559	1,094,431,276	—	1,331,253,835
Other Investments - Assets*
Forward Foreign Currency Contracts	—	515,710	—	515,710
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(675,071)	—	(675,071)
Total Other Investments	—	(159,361)	—	(159,361)
Total Investments	$236,822,559	$1,094,271,915	$—	$1,331,094,474

*	Unrealized appreciation (depreciation).
Invesco International Equity Fund